Voya GNMA Income Fund Investment Objectives and Goals - Voya GNMA Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Voya GNMA Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.